SCHEDULE OF VARIABLE INTEREST ENTITIES (Details)	12 Months Ended
Dec. 31, 2025
Zhejiang Yunji Preferred Ecommerce Co Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jun. 13, 2018
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Zhejiang Jishang Preferred Ecommerce Co Ltd Jixiang [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 14, 2018
Percentage of direct or indirect	100.00%
Principal activities	E-Commerce
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership lp Jichuang Taihong [Member]
Place of incorporation	Ningbo
Date of incorporation or acquisition	Jan. 15, 2019
Percentage of direct or indirect	99.75%
Principal activities	Investment holding
Hangzhou Jiweixiang Food Co Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	May 08, 2020
Percentage of direct or indirect	100.00%
Principal activities	Distribution sales
Yunji Sharing Technology Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Mar. 05, 2018
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Shanghai Suye Cosmetics Co., Ltd. [Member]
Place of incorporation	Shanghai
Date of incorporation or acquisition	Dec. 04, 2014
Percentage of direct or indirect	100.00%
Principal activities	Brand holding
Hangzhou Chuanchou Network Technology Co., Ltd. [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Mar. 20, 2018
Percentage of direct or indirect	100.00%
Principal activities	Sales of merchandise